ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCRUED WARRANTY COSTS
Beginning balance	$ 55,659	$ 61,139	$ 65,193
Warranty provision	13,188	19,793	9,817
Warranty costs incurred	(16,732)	(26,552)	(13,663)
Foreign exchange effect	(1,510)	1,279	(208)
Ending balance	$ 50,605	$ 55,659	$ 61,139